CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues (Note 16g):
Proprietary software products and related services	$ 11,131	$ 179,400	$ 164,173
Software services	625,286	616,481	578,808
Total revenues	636,417	795,881	742,981
Cost of revenues:
Proprietary software products and related services	4,055	96,180	83,784
Software services	526,028	506,900	481,019
Total cost of revenues	530,083	603,080	564,803
Gross profit	106,334	192,801	178,178
Research and development costs, net	787	14,168	12,349
Selling, marketing, general and administrative expenses	70,517	117,877	110,758
Other expenses (income), net (Note 16e)	(5)	14	(174)
Operating income	35,035	60,742	55,245
Financial expenses, net (Note 16d)	(4,866)	(6,236)	(6,672)
Income before taxes on income	30,169	54,506	48,573
Taxes on income (Note 15g)	10,074	8,728	6,145
Income loss from continuing operations including portion attributable to non controlling interest excluding equity losses	20,095	45,778	42,428
Equity in gains of affiliated companies, net (Note 6)	74,590	60,683	3,744
Net income	94,685	106,461	46,172
Change in redeemable non-controlling interests	154	1,735	(967)
Net income attributable to non-controlling interests	13,698	24,039	23,766
Net income attributable to Formula Systems (1985) Shareholders	$ 80,833	$ 80,687	$ 23,373
Net earnings per share attributable to Formula Systems (1985) Shareholders (Note 16h)
Basic (in dollars per share)	$ 5.80	$ 5.88	$ 1.73
Diluted (in dollars per share)	$ 5.59	$ 5.68	$ 1.67
Shares used in computing earnings per share (Note 16h):
Basic (in shares)	13,929,326	13,724,652	13,596,000
Diluted (in shares)	14,408,115	14,122,779	13,789,766